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                            CITISTREET FUNDS, INC.
                               Two Tower Center
                       East Brunswick, New Jersey 08816

                                (732) 514-2000
                             Fax: (732) 514-2468



                                 May 14, 2001


Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

        Re: CitiStreet Funds, Inc. (formerly American Odyssey Funds, Inc.) Reg. No. 33-57536

Ladies and Gentlemen:

        CitiStreet Funds, Inc. (formerly American Odyssey Funds, Inc.) (the "Fund") hereby certifies: (1) that the text of the Fund's most recent post-effective amendment has been filed electronically; and (2) that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment. This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).


                                        Respectfully submitted,

                                        /s/ Lori M. Renzulli
                                        --------------------
                                        Lori M. Renzulli
                                        Secretary